Revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 78,404	R 62,321	R 49,121
Consideration from streaming contract	86	323	338
Hedging loss	(4,594)	(1,265)	(184)
Total revenue	73,896	61,379	49,275
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75,240	59,212	47,366
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,810	1,667	1,021
Uranium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	822	866	304
Commodities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,872	61,745	48,691
Toll treatment services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R 532	R 576	R 430